Operating segments (Tables)	12 Months Ended
Dec. 31, 2021
Operating segments
Schedule of operating segment information

Below is the information related to each reportable segment. Performance is measured based on each segment’s income before taxes, in the same manner as it is included in Management reports that are regularly reviewed by the Company’s Board of Directors, which has been identified as being responsible for making operational decisions, allocating resources and evaluating the performance of the operating segments.

a)   Operating segment information

	Year ended December 31, 2021
	Poultry	Other	Total
Net revenues	$71,647,726	10,051,342	81,699,068
Cost of sales	59,195,273	9,161,381	68,356,654
Gross profit	12,452,453	889,961	13,342,414
Finance income	879,142	238,264	1,117,406
Finance costs	214,780	52,743	267,523
Income before taxes	6,052,051	689,687	6,741,738
Income taxes	1,655,934	151,704	1,807,638
Net income attributable to controlling interest	4,394,865	670,689	5,065,554
Property, plant and equipment, net	19,943,697	1,819,705	21,763,402
Goodwill	1,600,592	88,015	1,688,607
Intangible assets	704,374	-	704,374
Non-current biological assets	2,308,577	49,560	2,358,137
Total assets	58,387,628	7,497,233	65,884,861
Total liabilities	16,592,293	1,008,508	17,600,801
Purchases of property, plant and equipment	3,298,794	180,699	3,479,493
Depreciation and amortization	1,306,665	157,133	1,463,798
Depreciation of right-of-use assets	331,127	12,240	343,367
Intangible impairment loss	5,459	-	5,459

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$71,660,739	10,090,925	81,751,664
Intersegments	(13,013)	(39,583)	(52,596)
Net revenues	$71,647,726	10,051,342	81,699,068

	Year ended December 31, 2020
	Poultry	Other	Total
Net revenues	$61,323,853	7,468,149	68,792,002
Cost of sales	51,165,650	6,541,916	57,707,566
Gross profit	10,158,203	926,233	11,084,436
Finance income	998,654	174,866	1,173,520
Finance costs	260,570	30,759	291,329
Income before taxes	4,626,582	557,121	5,183,703
Income taxes	1,060,876	150,735	1,211,611
Net income attributable to controlling interest	3,532,589	403,083	3,935,672
Property, plant and equipment, net	17,146,405	2,587,417	19,733,822
Goodwill	1,562,404	88,312	1,650,716
Intangible assets	753,224	—	753,224
Total assets	51,081,829	7,393,171	58,475,000
Total liabilities	13,144,941	1,403,251	14,548,192
Purchases of property, plant and equipment	1,978,818	773,463	2,752,281
Depreciation and amortization	1,542,031	193,115	1,735,146

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$61,332,013	7,506,962	68,838,975
Intersegments	(8,160)	(38,813)	(46,973)
Net revenues	$61,323,853	7,468,149	68,792,002

	Year ended December 31, 2019
	Poultry	Other	Total
Net revenues	$55,653,027	6,002,218	61,655,245
Cost of sales	46,456,076	5,101,275	51,557,351
Gross profit	9,196,951	900,943	10,097,894
Finance income	860,140	131,492	991,632
Finance costs	529,226	81,142	610,368
Income before taxes	3,854,474	503,330	4,357,804
Income taxes	993,652	131,326	1,124,978
Net income attributable to controlling interest	2,849,145	370,786	3,219,931
Property, plant and equipment, net	16,440,851	2,115,795	18,556,646
Goodwill	1,490,978	88,016	1,578,994
Intangible assets	772,640	—	772,640
Total assets	49,533,440	6,169,051	55,702,491
Total liabilities	14,066,224	1,375,932	15,442,156
Purchases of property, plant and equipment	1,811,086	258,241	2,069,327
Depreciation and amortization	1,171,200	115,243	1,286,443

	Poultry	Other	Total
	revenues	revenues	revenues
Total revenues	$55,656,645	6,037,772	61,694,417
Intersegments	(3,618)	(35,554)	(39,172)
Net revenues	$55,653,027	6,002,218	61,655,245

Schedule of information about revenue classified based on geographical location

When submitting information by geographic area, revenue is classified based on the geographic location where the Company’s poultry segment customers are located. Segment assets are classified in accordance with their geographic location. Geographical information for the “Others” segment is not included below because the operations are carried out entirely within Mexico.

	Year ended December 31, 2021
			Operations
			between
	Domestic	Foreign	geographical
	poultry	poultry	segments	Total
Net revenues	$51,287,149	20,490,145	(129,567)	71,647,726
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	1,420,262	888,315	—	2,308,577
Property, plant and equipment, net	17,602,324	2,341,373	—	19,943,697
Goodwill	212,833	1,387,759	—	1,600,592
Intangible assets	—	704,374	—	704,374

	Year ended December 31, 2020
			Operations
			between
	Domestic	Foreign	geographical
	poultry	poultry	segments	Total
Net revenues	$41,835,033	19,573,023	(84,203)	61,323,853
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	1,185,308	806,222	—	1,991,530
Property, plant and equipment, net	14,659,461	2,486,944	—	17,146,405
Goodwill	212,536	1,349,868	—	1,562,404
Intangible assets	—	753,224	—	753,224

	Year ended December 31, 2019
			Operations
			between
	Domestic	Foreign	geographical
	poultry	poultry	segments	Total
Net revenues	$38,778,025	16,931,735	(56,733)	55,653,027
Non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and investments in insurance policies:
Non-current biological assets	1,058,126	760,785	—	1,818,911
Property, plant and equipment, net	13,799,774	2,641,077	—	16,440,851
Goodwill	212,833	1,278,145	—	1,490,978
Intangible assets	—	772,640	—	772,640